Benefit Plans (Change In Benefit Obligations Of Postemployment Benefit Plans) (Details) (Postemployment Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	$ 574	$ 630
Service cost	28	26	16
Interest cost	22	24	22
Benefits paid	(223)	(203)
Actuarial losses	118	44
Other	100	53
Benefit obligation at December 31	$ 619	$ 574	$ 630